UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21280

Name of Fund: BlackRock Preferred Opportunity Trust (BPP)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Preferred Opportunity Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Diversified Financial Services - 1.5%	Citigroup, Inc.	849,999	$ 2,694,495
	Total Common Stocks - 1.5%		2,694,495
	Preferred Securities
		Par
	Capital Trusts	(000)
Building Products - 0.6%	C8 Capital SPV Ltd., 6.64% (a)(b)(c)	$ 1,945	1,096,183
Capital Markets - 2.8%	State Street Capital Trust III, 8.25% (c)	1,385	1,295,113
	State Street Capital Trust IV, 1.63%, 6/01/67 (c)	6,725	3,785,402
			5,080,515
Commercial Banks - 11.6%	Bank of Ireland Capital Funding II, LP, 5.57% (a)(b)(c)	854	315,980
	Bank of Ireland Capital Funding III, LP, 6.11% (a)(b)(c)	1,471	544,270
	Barclays Bank Plc, 5.93% (a)(b)(c)	6,885	4,406,400
	CBA Capital Trust I, 5.81% (a)(b)	5,000	4,081,050
	FCB/NC Capital Trust I, 8.05%, 3/01/28	1,100	883,740
	Lloyds TSB Bank Plc, 6.90% (b)	4,399	3,211,270
	NBP Capital Trust III, 7.38% (b)	2,000	1,155,000
	National City Preferred Capital Trust I, 12.00% (b)(c)	600	633,120
	SMFG Preferred Capital USD 3 Ltd., 9.50% (a)(b)(c)	1,725	1,843,956
Santander Perpetual SA Unipersonal, 6.67%,
	10/29/49 (a)(b)(c)	625	521,951
	SunTrust Preferred Capital I, 5.85% (b)(c)	303	175,740
	Wells Fargo Capital XIII Series GMTN, 7.70% (b)(c)	1,700	1,479,000
	Westpac Capital Trust IV, 5.26% (a)(b)(c)	3,000	2,035,890
			21,287,367
Diversified Financial Services - 4.8%	JPMorgan Chase Capital XXI Series U, 1.43%,
	2/02/37 (c)(d)	7,125	4,057,524
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37 (e)	5,075	4,639,316
			8,696,840
Electric Utilities - 1.1%	PPL Capital Funding, 6.70%, 3/30/67 (c)	2,675	2,033,000
Insurance - 39.6%	AXA SA, 6.38% (a)(b)(c)	7,150	5,005,000
	The Allstate Corp., 6.50%, 5/15/57 (c)	6,350	5,080,000
	The Allstate Corp. Series B, 6.13%, 5/15/67 (c)	5,200	4,056,000
	Chubb Corp., 6.38%, 3/29/67 (c)(e)	9,025	7,310,250
	Genworth Financial, Inc., 6.15%, 11/15/66 (c)	1,475	700,625
	Liberty Mutual Group, Inc., 7.00%, 3/15/37 (a)(c)	5,025	3,244,698
	Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(c)	3,875	3,264,687
	Lincoln National Corp., 7.00%, 5/17/66 (c)	3,370	2,207,350
	Lincoln National Corp., 6.05%, 4/20/67 (c)	2,500	1,525,000
	MetLife, Inc., 6.40%, 12/15/66	6,375	5,004,375
	Nationwide Life Global Funding I, 6.75%, 5/15/67	4,850	3,082,646
	Progressive Corp., 6.70%, 6/15/67 (c)	5,775	4,371,427
	Reinsurance Group of America, 6.75%, 12/15/65 (c)	1,300	838,421
	Swiss Re Capital I LP, 6.85% (a)(b)(c)	9,425	5,655,000
	The Travelers Cos., Inc., 6.25%, 3/15/67 (c)(e)	11,350	9,654,605
	White Mountains Re Group Ltd., 7.51% (a)(b)(c)	2,600	1,714,544

1

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Capital Trusts	(000)	Value
	ZFS Finance (USA) Trust IV, 5.88%, 5/09/32 (a)(c)	$ 650	$ 528,288
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	8,765	7,274,950
	Zenith National Insurance Capital Trust I, 8.55%,
	8/01/28 (a)	1,800	1,683,000
			72,200,866
Multi-Utilities - 0.4%	Puget Sound Energy, Inc. Series A, 6.97%, 6/01/67 (c)	925	676,101
Oil, Gas & Consumable Fuels - 1.8%	TransCanada Pipelines Ltd., 6.35%, 5/15/67 (c)	4,325	3,373,500
	Total Capital Trusts - 62.7%		114,444,372
	Preferred Stocks	Shares
Capital Markets - 0.0%	Lehman Brothers Holdings Inc. Series D, 5.67%	31,100	467
Commercial Banks - 10.1%	Banesto Holdings, Ltd. Series A, 10.50%	30,000	660,000
	Barclays Bank Plc, 8.13%	100,000	2,290,000
	First Republic Preferred Capital Corp., 7.25%	120,000	2,310,000
	HSBC USA, Inc. Series H, 6.50%	330,000	7,365,600
	Royal Bank of Scotland Group Plc Series M, 6.40%	10,000	133,400
	Santander Finance Preferred SA Unipersonal, 6.80%	50,000	1,175,000
	Union Planter Preferred Funding Corp., 7.75%	60	4,460,625
			18,394,625
Diversified Financial Services - 1.9%	JPMorgan Chase & Co. Series E, 6.15%	75,000	3,483,750
Electric Utilities - 0.6%	Alabama Power Co., 6.50%	50,000	1,130,000
Insurance - 17.6%	Arch Capital Group Ltd. Series A, 8.00%	117,414	2,753,358
	Aspen Insurance Holdings Ltd., 7.40% (c)	115,000	2,093,000
	Endurance Specialty Holdings Ltd. Series A, 7.75%	172,400	3,525,580
	MetLife, Inc. Series B, 6.50%	314,500	7,202,050
	PartnerRe Ltd. Series C, 6.75%	209,400	4,774,320
	Prudential Plc, 6.50%	62,000	1,317,500
	Prudential Plc, 6.50% (b)	6,000	4,515,000
	RenaissanceRe Holding Ltd. Series D, 6.60%	210,000	4,414,200
	Zurich RegCaPS Funding Trust, 6.58% (a)(c)(f)	2,000	1,458,125
			32,053,133
Media - 0.0%	CMP Susquehanna Radio Holdings Corp., 0% (a)(c)(f)	2,052	-
Real Estate Investment Trusts	BRE Properties, Inc. Series D, 6.75%	20,000	372,600
(REITs) - 2.5%	Public Storage Series F, 6.45%	20,000	412,000
	Public Storage Series M, 6.63%	35,000	753,200
	SunTrust Real Estate Investment Trust, 9.00%	30	3,027,189
			4,564,989
	Total Preferred Stocks - 32.7%		59,626,964
		Par
	Trust Preferreds	(000)
Capital Markets - 1.2%	Structured Asset Trust Unit Repackagings (SATURNS),
	Credit Suisse First Boston (USA), Inc. Debenture
	Backed Series 2003-13, 6.25%, 7/15/32	$ 278	237,754
	Structured Asset Trust Unit Repackagings (SATURNS),
	Goldman Sachs Group, Inc. Debenture Backed Series
	2003-06, 6.00%, 2/15/33	2,573	2,005,493
			2,243,247
Commercial Banks - 2.1%	Mizuho Capital Investment 1 Ltd., 6.69% (a)(b)(c)	5,000	3,796,655

2

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Trust Preferreds	(000)	Value
Diversified Financial Services - 0.9%	ING Groep NV, 7.20% (b)	$ 1,750 $	1,388,123
	PPLUS Trust Certificates Series VAL-1 Class A, 7.25%,
	4/15/32	278	243,481
			1,631,604
Food Products - 1.3%	Corporate-Backed Trust Certificates, Kraft Foods, Inc.
	Debenture Backed Series 2003-11, 5.88%, 11/01/31	2,500	2,301,483
Insurance - 1.1%	Everest Re Capital Trust, 6.20%, 3/29/34	750	637,104
	Financial Security Assurance Holdings Ltd., 5.60%,
	7/15/03	380	166,101
	The Phoenix Cos., Inc., 7.45%, 1/15/32	1,985	1,209,338
			2,012,543
Media - 6.6%	Comcast Corp., 7.00%, 9/15/55	1,250	1,195,825
	Comcast Corp., 6.63%, 5/15/56	11,750	10,777,100
	Corporate-Backed Trust Certificates, News America
	Debenture Backed Series 2002-9, 8.13%, 12/01/45	180	159,562
			12,132,487
Oil, Gas & Consumable Fuels - 1.7%	Nexen, Inc., 7.35%, 11/01/43	3,875	3,214,702
Wireless Telecommunication Services - Structured Repackaged Asset-Backed Trust Securities,
0.8%	Sprint Capital Corp. Debenture Backed Series 2004-2,
	6.50%, 11/15/28	2,586	1,411,605
	Total Trust Preferreds - 15.7%		28,744,326
	Total Preferred Securities - 111.1%		202,815,662
	Warrants (g)	Shares
Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires
	3/26/19) (a)	2,345	-
	Total Warrants - 0.0%		-
	Investment Companies
	Ultra Short Real Estate ProShares	60,000	921,000
	Total Investment Companies - 0.5%		921,000
		Par
	Corporate Bonds	(000)
Commercial Banks - 0.3%	RESPARCS Funding LP I, 8.00% (b)	4,000	600,000
Containers & Packaging - 0.1%	Impress Holdings BV, 3.63%, 9/15/13 (a)(c)	240	213,600
Diversified Telecommunication	Qwest Corp., 3.88%, 6/15/13 (c)	460	432,400
Services - 0.2%
Hotels, Restaurants & Leisure - 0.0%	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(f)(h)	362	54,300
Insurance - 4.2%	Kingsway America, Inc., 7.50%, 2/01/14	9,000	4,365,000
	QBE Insurance Group Ltd., 9.75%, 3/14/14 (a)	2,975	3,230,264
			7,595,264
Machinery - 0.2%	AGY Holding Corp., 11.00%, 11/15/14	460	370,300
Media - 1.9%	CMP Susquehanna Corp., 4.75%, 5/15/14 (a)	9	180
	Comcast Holdings Corp., 2.00%, 11/15/29 (i)	110	3,219,673
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17	902	252,560
			3,472,413

3

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Industry	Corporate Bonds		(000)	Value
Metals & Mining - 0.1%	Freeport-McMoRan Copper & Gold, Inc., 4.99%,
	4/01/15 (c)		$ 170 $	163,516
Oil, Gas & Consumable Fuels - 0.1%	EXCO Resources, Inc., 7.25%, 1/15/11		75	73,500
Paper & Forest Products - 0.5%	International Paper Co., 8.70%, 6/15/38		900	941,103
Professional Services - 0.1%	FTI Consulting, Inc., 7.75%, 10/01/16		100	99,250
Specialty Retail - 0.0%	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12 (f)(h)		1,182	11,820
	Total Corporate Bonds - 7.7%			14,027,466
	Total Long-Term Investments
	(Cost - $286,130,136) - 120.8%			220,458,623
	Short-Term Securities		Shares
	BlackRock Liquidity Funds, TempFund, 0.29% (j)(k)		42,761,000	42,761,000
	Total Short-Term Securities
	(Cost - $42,761,000) - 23.4%			42,761,000
	Total Investments
	(Cost - $328,891,136*) - 144.2%			263,219,623
	Liabilities in Excess of Other Assets - (5.6)%			(10,284,199)
	Preferred Shares, at Redemption Value - (38.6)%			(70,428,897)
	Net Assets Applicable to Common Shares - 100.0%		$ 182,506,527
* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 327,908,657
Gross unrealized appreciation	$ 2,501,480
Gross unrealized depreciation	(67,190,514)
Net unrealized depreciation	$ (64,689,034)
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment may be deferred at the issuer's option for a specified time without default.
(c) Variable rate security. Rate shown is as of report date.
(d) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(e) All or a portion of security held as collateral in connection with open reverse repurchase agreements.
(f) Non-income producing security.
(g) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Issuer filed for bankruptcy and/or is in default of interest payments.
(i) Convertible security.
(j) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
BlackRock Liquidity Funds, TempFund	42,761,000	$ 100,919
(k) Represents the current yield as of report date.
	4

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)
• For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Trust management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease.
• Financial futures contracts purchased as of July 31, 2009 were as follows:
						Unrealized
Contracts	Issue		Expiration Date	Face Value		Appreciation
15	20-Year U.S. Treasury Notes		September 2009	$ 1,751,635 $		33,365
• Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2009 were as follows:
	Pay
	Fixed			Notional Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Depreciation
Altria Group, Inc.	1.03%	Deutsche Bank AG	December 2013	$4,000		$ (67,155)
Nordstrom Inc.	5.20%	Deutsche Bank AG	June 2014	$1,000		(157,696)
Total						$ (224,851)
• Credit default swaps on single-name issues - sold protection outstanding as of July 31, 2009 were as follows:
	Receive			Notional
	Fixed			Credit	Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	Rating[1]	(000)[2]	Appreciation
Philip Morris
International,
Inc.	1.73%	Deutsche Bank AG	December 2013	A	$4,000	$ 116,905
[1] Using the Standard and Poor's ratings of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
• Reverse repurchase agreements outstanding as of July 31, 2009 were as follows:
	Interest		Maturity	Net Closing
Counterparty	Rate	Trade Date	Date	Amount	Face Amount
Barclays Bank Plc	1.29%	7/14/09	8/17/09	$ 11,976,796 $		11,962,650
			5

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)
•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value
	Measurements" clarifies the definition of fair value, establishes a framework for measuring fair values and
	requires additional disclosures about the use of fair value measurements. Various inputs are used in
	determining the fair value of investments, which are as follows:
	• Level 1 - price quotations in active markets/exchanges for identical securities
	• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or
	liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in
	markets that are not active, inputs other than quoted prices that are observable for the assets or
	liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities,
	credit risks and default rates) or other market-corroborated inputs)
	• Level 3 - unobservable inputs based on the best information available in the circumstances, to the
	extent observable inputs are not available (including the Trust's own assumptions used in
	determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated
	with investing in those securities. For information about the Trust's policy regarding valuation of investments
	and other significant accounting policies, please refer to the Trust's most recent financial statements as
	contained in it's semi-annual report.
	The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the
	Trust's investments:
	Valuation	Investments in
	Inputs	Securities
		Assets
	Level 1
	Long-Term Investments
	Common Stock	$ 2,694,495
	Investment Companies	921,000
	Preferred Stocks	45,506,025
	Trust Preferreds	24,947,671
	Short-Term Securities	42,761,000
	Total Level 1	116,830,191
	Level 2
	Long-Term Investments
	Capital Trusts	111,417,183
	Corporate Bonds	14,015,466
	Preferred Stocks	14,120,939
	Trust Preferreds	3,796,655
	Total Level 2	143,350,243
	Level 3
	Long-Term Investments
	Capital Trusts	3,027,189
	Corporate Bonds	12,000
	Total Level 3	3,039,189
	Total	$ 263,219,623
		6

BlackRock Preferred Opportunity Trust
Schedule of Investments July 31, 2009 (Unaudited)
Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	$ 33,365	-
Level 2	-	$ (12,187,501)
Level 3	116,905	-
Total	$ 150,270	$ (12,187,501)
[1] Other financial instruments are swaps, futures and reverse repurchase agreements.
Swaps and futures are valued at the unrealized appreciation/depreciation on the instrument. Reverse repurchase agreements are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
	Preferred	Corporate
	Stocks	Bonds	Total
Balance, as of October 31, 2008	-	-	-
Accrued discounts/premiums	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized
appreciation/depreciation	-	-	-
Net sales	-	-	-
Net transfers in	$ 3,027,189	$ 12,000	$ 3,039,189
Balance, as of July 31, 2009	$ 3,027,189	$ 12,000	$ 3,039,189
Other Financial
Instruments[2]
Assets
Balance, as of October 31, 2008	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized
appreciation/depreciation	-
Net purchases (sales)	-
Net transfers in	$ 116,905
Balance, as of July 31, 2009	$ 116,905
[2] Other financial instruments are swaps which are shown at the unrealized appreciation/depreciation on the instrument.
7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Preferred Opportunity Trust

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Preferred Opportunity Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Preferred Opportunity Trust

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Preferred Opportunity Trust

Date: September 22, 2009